STOCK WARRANTS AND STOCK OPTION (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 05, 2020	Jun. 05, 2020	May 04, 2020	Aug. 08, 2019	Oct. 25, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2012	Apr. 07, 2020	Oct. 24, 2019
Number of warrants outstanding			120,000			1,002,500		1,002,500
Exercise price of warrants			$ 2.00			$ 3		$ 3
Fair value of warrants issued			$ 220,000
Unrecognized compensation expense								$ 1,325,000		$ 656,000
Share-based compensation expense						$ 168,375	$ 0	$ 187,065	$ 41,302	$ 273,443	$ 44,082
Exercise price per share	$ 0.50							$ 0.50
Options vested								320,000		320,000
Non Employee Stock Warrants [Member]
Number of warrants outstanding						1,409,879		1,409,879		584,317	598,414
Stock option granted								1,002,500		440,000	916,579
Fair value of detached free-standing stock warrants granted								$ 1,092,708	$ 695,454	$ 915,124	$ 160,544
Michael A. Lanphere [Member]
Number of warrants outstanding										454,097	454,097
Reduction in related party debt											$ 65,875
Common stock shares issued to option exercised										454,097
Michael A. Lanphere [Member] | Non employee stock options [Member]
Expected lives												5 years
Loan agreement description												Mr. Lanphere as a Stock Fee under each Agreement was an estimate and varied based on the loan amount and the price of our common stock on the day of the loan and was calculated by this formula: 60% or 80% of the loan amount divided by the Company’s stock price on the day of the loan, but at a price per share no higher than ($0.025)
2019 Equity Incentive Plans [Member]
Stock option granted					1,894					2,521,922	2,285,028
Common stock acquire										$ 236,000
Stock option descriptions										its common stock at exercise prices ranging from $1.645 to $3.30 to certain employees and key consultants. The fair value of the options granted was approximately $515,000. The stock options vest monthly and quarterly over 1 to 3-year terms.
Common stock authorized shares						2,909,422		2,909,422						3,848,467
Total stock option vested shares											15,000
Stock option vested shares						1,600,986		1,600,986		1,202,168	539,847
Stock option issued						$ 939,045		$ 939,045		$ 1,326,545	$ 1,563,439
Stock option non-vested shares						1,308,436		1,308,436		1,319,753	1,745,181
Asset Purchase Agreement [Member] | IDTEC [Member]
Number of warrants outstanding	320,000	320,000
Exercise price of warrants										$ 0.50
Expected lives		5 years
8% Series A-1 Convertible Preferred Stock Investment agreement [Member] | First Capital Ventures "FCV" [Member]
Number of warrants outstanding										144,317	144,317
Exercise price of warrants				$ 1.039375
Convertible preferred stock shares sold				1,000,000
Sale of stock price per share				$ 1.00
Common stock shares issuable upon exercise of warrants to SPV				144,317
Consultant [Member] | 2019 Equity Incentive Plans [Member]
Options exercisable per share										$ 0.2635
Stock option granted					48,106
Common stock acquire										$ 50,000
Stock options vested										50,000	0
David Gandini [Member]
Common stock acquire					$ 721,588
Stock options vested										521,146	240,521
Option vesting terms					(i) 200,439 Pre-Vesting Option Shares representing the monthly vesting option shares for the ten months ended October 31, 2019 to vest on November 1, 2019; and (ii) the remaining 40,090 Pre-Vesting Option Shares representing the monthly vesting option shares for the two months ended December 31, 2019 shall vest on January 1, 2020.
Installments period description					The stock options vest in 36 equal monthly installments of 20,044 shares during the three-year term of his Employment Agreement.
Exercise price per share					$ 0.2634
Expected lives					10 years
Kevin Moore [Member]
Common stock acquire					$ 1,058,329
Exercise price per share					$ 0.2635
Expected lives					5 years
Stock option descriptions					stock options to vest in 36 equal monthly installments of 29,398 shares during the three-year term of the Moore Agreement
Options vested										352,776	58,796
Kevin Moore [Member] | Employment Agreement [Member]
Common stock acquire					$ 1,058,328
Stock options vested										411,572	58,796
Installments period description					The stock options vest in 36 equal monthly installments of 29,398 shares during the three-year term of his Employment Agreement
Exercise price per share					$ 0.2635
Expected lives					3 years
Nick Noceti [Member]
Common stock acquire					$ 24,053
Exercise price per share					$ 0.2635
Expected lives					5 years
Reduction in related party debt										$ 127,480
Options vested										12,026	0
Charles Bennington [Member]
Common stock acquire					$ 24,053
Exercise price per share					$ 0.2635
Expected lives					5 years
Reduction in related party debt													$ 9,656
Options vested										24,053	0
Executive Stock Options [Member]
Number of warrants outstanding						1,328,230		1,328,230		981,771	2,285,028
Share-based compensation expense										$ 239,478	$ 95,566
Options exercisable per share						$ 0.2634		$ 0.2634		$ 0.2641	$ 0.26341
Executive Stock Options [Member] | Maximum [Member]
Options exercisable per share						$ 3.38		$ 3.38